Select Bond Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2022 (unaudited)

Corporate Bonds (30.8%)	Shares/ Par +	Value $ (000’s)
Basic Materials (0.5%)
Anglo American Capital PLC
3.875%, 3/16/29 144A	1,191,000	1,191
4.750%, 3/16/52 144A	1,545,000	1,611
The Dow Chemical Co. 3.600%, 11/15/50	1,065,000	991
LYB International Finance III, LLC
3.375%, 10/1/40	2,635,000	2,359
3.625%, 4/1/51	1,564,000	1,415
Teck Resources, Ltd.
5.200%, 3/1/42	1,245,000	1,305
6.125%, 10/1/35	1,078,000	1,273
6.250%, 7/15/41	1,213,000	1,449
Westlake Chemical Corp.
3.125%, 8/15/51	1,561,000	1,283
3.375%, 8/15/61	992,000	807
3.600%, 8/15/26	1,154,000	1,168

Total		14,852

Communications (2.7%)
Amazon.com, Inc.
1.000%, 5/12/26	7,203,000	6,759
1.650%, 5/12/28	3,245,000	3,018
2.100%, 5/12/31	4,024,000	3,738
2.500%, 6/3/50	2,101,000	1,754
2.700%, 6/3/60	1,039,000	858
3.100%, 5/12/51	463,000	434
AT&T, Inc.
1.700%, 3/25/26	5,270,000	4,989
2.250%, 2/1/32	869,000	770
3.100%, 2/1/43	1,586,000	1,369
3.300%, 2/1/52	1,478,000	1,267
3.500%, 6/1/41	1,127,000	1,038
3.500%, 9/15/53	3,173,000	2,784
3.500%, 2/1/61	1,054,000	896
3.550%, 9/15/55	1,105,000	975
3.650%, 6/1/51	846,000	770
3.650%, 9/15/59	2,221,000	1,948
3.800%, 12/1/57	2,022,000	1,845
Charter Communications Operating LLC / Charter Communications Operating Capital Corp.
2.250%, 1/15/29	817,000	735
3.500%, 6/1/41	1,396,000	1,160
3.500%, 3/1/42	2,587,000	2,139
3.900%, 6/1/52	2,911,000	2,455
4.400%, 12/1/61	911,000	793
Comcast Corp.
2.450%, 8/15/52	525,000	416
2.650%, 8/15/62	2,629,000	2,031
Netflix, Inc.
3.625%, 6/15/25 144A	119,000	120
5.375%, 11/15/29 144A	1,472,000	1,593
5.875%, 11/15/28	2,022,000	2,229
T-Mobile USA, Inc.
2.250%, 2/15/26 144A	9,292,000	8,756
2.250%, 2/15/26	1,235,000	1,164

Corporate Bonds (30.8%)	Shares/ Par +	Value $ (000’s)
Communications continued
2.875%, 2/15/31	717,000	646
3.375%, 4/15/29 144A	5,278,000	5,020
3.375%, 4/15/29	5,187,000	4,933
3.500%, 4/15/31 144A	3,654,000	3,438
Verizon Communications, Inc.
1.680%, 10/30/30	2,119,000	1,848
2.355%, 3/15/32 144A	1,590,000	1,436
2.550%, 3/21/31	1,536,000	1,427
2.650%, 11/20/40	4,432,000	3,770
2.875%, 11/20/50	852,000	712
3.700%, 3/22/61	1,547,000	1,433
4.329%, 9/21/28	733,000	773
Vodafone Group PLC
4.250%, 9/17/50	422,000	421
5.000%, 5/30/38	527,000	574
The Walt Disney Co. 2.750%, 9/1/49	525,000	447

Total		85,681

Consumer, Cyclical (2.6%)
Advance Auto Parts, Inc. 3.900%, 4/15/30	1,577,000	1,572
AutoNation, Inc. 4.750%, 6/1/30	4,691,000	4,889
BMW US Capital LLC 3.700%, 4/1/32 144A	2,102,000	2,124
Delta Air Lines, Inc./SkyMiles IP, Ltd.
4.500%, 10/20/25 144A	4,286,000	4,311
4.750%, 10/20/28 144A	6,221,000	6,269
Dick’s Sporting Goods, Inc. 4.100%, 1/15/52	3,359,000	2,867
Ford Motor Co. 4.750%, 1/15/43	863,000	784
Ford Motor Credit Co. LLC
2.700%, 8/10/26	4,097,000	3,810
2.900%, 2/10/29	2,712,000	2,416
3.625%, 6/17/31	2,013,000	1,818
General Motors Financial Co., Inc. 3.100%, 1/12/32	2,205,000	1,982
The Home Depot, Inc.
2.375%, 3/15/51	1,687,000	1,353
2.875%, 4/15/27	2,101,000	2,093
3.125%, 12/15/49	2,049,000	1,873
3.250%, 4/15/32	2,627,000	2,628
3.300%, 4/15/40	437,000	421
3.625%, 4/15/52	1,891,000	1,876
Hyundai Capital America
0.800%, 1/8/24 144A	2,025,000	1,933
1.300%, 1/8/26 144A	2,224,000	2,037
2.000%, 6/15/28 144A	1,051,000	932
Hyundai Motor Co.
2.125%, 4/24/25 144A	1,659,000	1,590
Lowe’s Companies, Inc.
3.350%, 4/1/27	1,260,000	1,267
4.250%, 4/1/52	1,685,000	1,743

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Corporate Bonds (30.8%)	Shares/ Par +	Value $ (000’s)
Consumer, Cyclical continued
4.450%, 4/1/62	737,000	767
Magallanes, Inc.
3.638%, 3/15/25 144A	2,101,000	2,114
3.755%, 3/15/27 144A	3,199,000	3,193
4.054%, 3/15/29 144A	1,050,000	1,055
4.279%, 3/15/32 144A	1,735,000	1,743
5.050%, 3/15/42 144A	2,310,000	2,356
5.141%, 3/15/52 144A	2,205,000	2,256
5.391%, 3/15/62 144A	2,625,000	2,712
Marriott International, Inc.
2.850%, 4/15/31	1,398,000	1,276
3.500%, 10/15/32	1,590,000	1,513
4.625%, 6/15/30	3,758,000	3,892
5.750%, 5/1/25	647,000	687
McDonald’s Corp. 3.625%, 9/1/49	736,000	705
Starbucks Corp. 1.300%, 5/7/22	1,342,000	1,342
Tapestry, Inc. 3.050%, 3/15/32	3,768,000	3,424
Target Corp. 2.950%, 1/15/52	2,367,000	2,175
Walmart, Inc. 2.500%, 9/22/41	523,000	465

Total		84,263

Consumer, Non-cyclical (3.8%)
AbbVie, Inc.
2.300%, 11/21/22	3,294,000	3,305
3.200%, 11/21/29	3,143,000	3,106
4.050%, 11/21/39	1,251,000	1,285
4.250%, 11/21/49	3,476,000	3,607
4.300%, 5/14/36	766,000	800
4.450%, 5/14/46	776,000	825
Adani International Container Terminal Private, Ltd. 3.000%, 2/16/31 144A	885,120	791
Adani Ports & Special Economic Zone, Ltd. 4.200%, 8/4/27 144A	1,187,000	1,156
Altria Group, Inc. 2.350%, 5/6/25	458,000	445
Amgen, Inc. 3.000%, 1/15/52	1,170,000	990
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
4.700%, 2/1/36	2,987,000	3,204
4.900%, 2/1/46	3,988,000	4,435
Anheuser-Busch InBev Worldwide, Inc.
3.750%, 7/15/42	965,000	919
4.375%, 4/15/38	3,138,000	3,297
Archer-Daniels-Midland Co. 2.900%, 3/1/32	2,104,000	2,059
AstraZeneca Finance LLC 1.750%, 5/28/28	3,725,000	3,432
AstraZeneca PLC 2.125%, 8/6/50	528,000	406
BAT Capital Corp. 4.390%, 8/15/37	561,000	522
Bunge, Ltd. Finance Corp. 1.630%, 8/17/25	1,838,000	1,741

Corporate Bonds (30.8%)	Shares/ Par +	Value $ (000’s)
Consumer, Non-cyclical continued
2.750%, 5/14/31	525,000	483
3.750%, 9/25/27	1,445,000	1,453
Centene Corp.
2.450%, 7/15/28	5,747,000	5,251
3.000%, 10/15/30	1,151,000	1,057
CVS Health Corp.
3.000%, 8/15/26	1,138,000	1,129
4.300%, 3/25/28	2,406,000	2,517
Danaher Corp.
2.600%, 10/1/50	1,256,000	1,037
2.800%, 12/10/51	841,000	715
DH Europe Finance II SARL
2.050%, 11/15/22	1,682,000	1,684
2.200%, 11/15/24	2,895,000	2,836
Gilead Sciences, Inc.
2.600%, 10/1/40	1,828,000	1,539
2.800%, 10/1/50	1,695,000	1,387
4.000%, 9/1/36	943,000	963
Global Payments, Inc.
1.500%, 11/15/24	1,569,000	1,500
2.150%, 1/15/27	3,138,000	2,945
2.900%, 11/15/31	1,044,000	951
GSK Consumer Healthcare Company
3.375%, 3/24/27 144A	3,061,000	3,061
3.375%, 3/24/29 144A	2,172,000	2,150
3.625%, 3/24/32 144A	3,746,000	3,742
4.000%, 3/24/52 144A	1,695,000	1,698
HCA, Inc.
3.500%, 9/1/30	2,645,000	2,555
3.500%, 7/15/51	532,000	461
3.625%, 3/15/32 144A	545,000	534
4.625%, 3/15/52 144A	533,000	537
5.375%, 2/1/25	5,945,000	6,186
5.875%, 2/1/29	954,000	1,043
Molson Coors Beverage Co. 4.200%, 7/15/46	3,666,000	3,557
Pfizer, Inc. 2.550%, 5/28/40	3,671,000	3,283
Quanta Services, Inc. 0.950%, 10/1/24	2,103,000	1,994
Roche Holdings, Inc.
2.076%, 12/13/31 144A	3,841,000	3,534
2.314%, 3/10/27 144A	664,000	644
2.607%, 12/13/51 144A	1,487,000	1,288
Shire Acquisitions Investments Ireland DAC 2.875%, 9/23/23	884,000	886
STERIS Irish FinCo Unlimited Co. 3.750%, 3/15/51	3,459,000	3,218
Stryker Corp. 2.900%, 6/15/50	526,000	457
Takeda Pharmaceutical Co., Ltd.
2.050%, 3/31/30	2,911,000	2,628
3.025%, 7/9/40	1,196,000	1,066
3.175%, 7/9/50	835,000	730
4.400%, 11/26/23	1,858,000	1,904
Thermo Fisher Scientific, Inc.
1.750%, 10/15/28	2,005,000	1,832
2.000%, 10/15/31	1,784,000	1,601
2.800%, 10/15/41	1,685,000	1,509

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Corporate Bonds (30.8%)	Shares/ Par +	Value $ (000’s)
Consumer, Non-cyclical continued
UnitedHealth Group, Inc.
2.750%, 5/15/40	809,000	727
2.900%, 5/15/50	1,876,000	1,663
3.050%, 5/15/41	550,000	512
3.250%, 5/15/51	1,774,000	1,666

Total		120,438

Energy (1.4%)
Aker BP ASA 4.000%, 1/15/31 144A	341,000	340
BP Capital Markets America, Inc. 2.939%, 6/4/51	1,051,000	897
Diamondback Energy, Inc.
3.125%, 3/24/31	1,581,000	1,510
4.400%, 3/24/51	2,344,000	2,378
Energy Transfer LP
4.400%, 3/15/27	1,782,000	1,812
4.950%, 5/15/28	3,871,000	4,009
5.150%, 3/15/45	1,067,000	1,077
5.300%, 4/15/47	2,782,000	2,859
6.100%, 2/15/42	550,000	599
6.125%, 12/15/45	943,000	1,040
Exxon Mobil Corp. 3.452%, 4/15/51	2,101,000	2,037
Galaxy Pipeline Assets Bidco, Ltd.
1.750%, 9/30/27 144A	2,974,887	2,852
2.160%, 3/31/34 144A	2,403,000	2,210
2.625%, 3/31/36 144A	1,480,000	1,327
2.940%, 9/30/40 144A	370,444	334
Kinder Morgan, Inc.
3.250%, 8/1/50	989,000	821
3.600%, 2/15/51	1,264,000	1,122
Lundin Energy Finance B.V.
2.000%, 7/15/26 144A	3,818,000	3,555
3.100%, 7/15/31 144A	4,889,000	4,527
Marathon Oil Corp. 5.200%, 6/1/45	679,000	735
MPLX LP 4.950%, 3/14/52	1,680,000	1,749
Oleoducto Central SA 4.000%, 7/14/27 144A	1,181,000	1,113
Petroleos Mexicanos 2.460%, 12/15/25	2,567,600	2,551
Pioneer Natural Resources Co. 1.900%, 8/15/30	2,830,000	2,509

Total		43,963

Financial (13.9%)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.150%, 10/29/23	6,494,000	6,216
Agree LP
2.000%, 6/15/28	2,302,000	2,085
2.600%, 6/15/33	523,000	461
Alleghany Corp. 3.250%, 8/15/51	1,596,000	1,384
American Campus Communities Operating Partnership LP 2.250%, 1/15/29	1,585,000	1,448

Corporate Bonds (30.8%)	Shares/ Par +	Value $ (000’s)
Financial continued
American Homes 4 Rent, LP
3.625%, 4/15/32	2,419,000	2,360
4.300%, 4/15/52	946,000	920
American Tower Corp.
3.650%, 3/15/27	2,629,000	2,622
4.050%, 3/15/32	841,000	843
Antares Holdings LP 3.750%, 7/15/27 144A	2,689,000	2,481
Ares Capital Corp. 3.200%, 11/15/31	2,611,000	2,213
Athene Global Funding
1.730%, 10/2/26 144A	4,754,000	4,317
1.985%, 8/19/28 144A	2,642,000	2,321
2.500%, 3/24/28 144A	3,698,000	3,406
2.514%, 3/8/24 144A	4,302,000	4,235
2.646%, 10/4/31 144A	3,488,000	3,078
3.205%, 3/8/27 144A	5,249,000	5,053
Bain Capital Specialty Finance, Inc. 2.550%, 10/13/26	1,736,000	1,565
Banco Santander SA
1.722%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 0.900%), 9/14/27	2,800,000	2,529
3.225%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.600%), 11/22/32	2,600,000	2,334
4.175%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 2.000%), 3/24/28	7,362,000	7,399
Bank of America Corp.
1.197%, (US SOFR plus 1.010%), 10/24/26	2,372,000	2,192
1.319%, (US SOFR plus 1.150%), 6/19/26	1,412,000	1,323
1.530%, (US SOFR plus 0.650%), 12/6/25	7,510,000	7,182
1.658%, (US SOFR plus 0.910%), 3/11/27	10,653,000	9,930
1.734%, (US SOFR plus 0.960%), 7/22/27	6,367,000	5,913
1.922%, (US SOFR plus 1.370%), 10/24/31	1,768,000	1,536
2.496%, (ICE LIBOR USD 3 Month plus 0.990%), 2/13/31	2,971,000	2,731
2.592%, (US SOFR plus 2.150%), 4/29/31	812,000	749
2.687%, (US SOFR plus 1.320%), 4/22/32	8,092,000	7,442
2.972%, (US SOFR plus 1.330%), 2/4/33	4,391,000	4,114
3.004%, (ICE LIBOR USD 3 Month plus 0.790%), 12/20/23	4,200,000	4,211
3.384%, (US SOFR plus 1.330%), 4/2/26	11,578,000	11,562
3.419%, (ICE LIBOR USD 3 Month plus 1.040%), 12/20/28	5,833,000	5,774
3.500%, 4/19/26	539,000	546
Bank of Montreal 2.650%, 3/8/27	841,000	813
Berkshire Hathaway Finance Corp. 3.850%, 3/15/52	1,575,000	1,611
Blackstone Private Credit Fund
2.350%, 11/22/24 144A	2,173,000	2,072
2.625%, 12/15/26 144A	5,441,000	4,897
3.250%, 3/15/27 144A	2,717,000	2,490
4.000%, 1/15/29 144A	3,614,000	3,346
Brighthouse Financial Global Funding 1.200%, 12/15/23 144A	2,108,000	2,047
Brighthouse Financial, Inc. 3.850%, 12/22/51	1,046,000	872

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Corporate Bonds (30.8%)	Shares/ Par +	Value $ (000’s)
Financial continued
Brixmor Operating Partnership LP
2.250%, 4/1/28	739,000	675
2.500%, 8/16/31	1,278,000	1,129
Brown & Brown, Inc.
4.200%, 3/17/32	2,101,000	2,135
4.950%, 3/17/52	525,000	561
Canadian Imperial Bank of Commerce
3.300%, 4/7/25	7,886,000	7,879
3.450%, 4/7/27	7,886,000	7,870
3.600%, 4/7/32	3,680,000	3,663
Capital One Financial Corp. 2.636%, (US SOFR plus 1.290%), 3/3/26	1,049,000	1,026
Citigroup, Inc.
2.014%, (US SOFR plus 0.694%), 1/25/26	6,297,000	6,062
3.290%, (US SOFR plus 1.528%), 3/17/26	1,577,000	1,572
CNO Global Funding 1.750%, 10/7/26 144A	2,934,000	2,705
Commonwealth Bank of Australia 3.784%, 3/14/32 144A	1,455,000	1,406
Cooperatieve Rabobank U.A.
1.000%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.420%), 4/6/33 144A	3,746,000	3,735
3.649%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.220%), 4/6/28 144A	7,901,000	7,878
Crown Castle International Corp.
1.050%, 7/15/26	3,165,000	2,859
2.100%, 4/1/31	2,177,000	1,883
2.900%, 3/15/27	3,439,000	3,325
2.900%, 4/1/41	1,477,000	1,223
4.000%, 3/1/27	528,000	535
Deutsche Bank AG 3.742%, (US SOFR plus 2.257%), 1/7/33	5,539,000	4,895
Enstar Group, Ltd. 3.100%, 9/1/31	2,658,000	2,377
Essex Portfolio LP
1.700%, 3/1/28	2,766,000	2,493
2.550%, 6/15/31	1,089,000	992
Extra Space Storage LP
2.350%, 3/15/32	949,000	833
3.900%, 4/1/29	1,052,000	1,054
F&G Global Funding 2.000%, 9/20/28 144A	4,210,000	3,766
Federal Realty Investment Trust 3.950%, 1/15/24	1,461,000	1,480
FS KKR Capital Corp. 3.250%, 7/15/27	228,000	210
GA Global Funding Trust
0.800%, 9/13/24 144A	3,727,000	3,490
1.950%, 9/15/28 144A	5,005,000	4,449
2.250%, 1/6/27 144A	1,467,000	1,369
GLP Capital LP / GLP Financing II, Inc. 5.300%, 1/15/29	1,067,000	1,121
The Goldman Sachs Group, Inc.
0.657%, (US SOFR plus 0.505%), 9/10/24	5,294,000	5,120
0.925%, (US SOFR plus 0.486%), 10/21/24	10,594,000	10,269
1.757%, (US SOFR plus 0.730%), 1/24/25	5,747,000	5,603
1.948%, (US SOFR plus 0.913%), 10/21/27	2,620,000	2,435
2.650%, (US SOFR plus 1.264%), 10/21/32	1,828,000	1,653

Corporate Bonds (30.8%)	Shares/ Par +	Value $ (000’s)
Financial continued
3.102%, (US SOFR plus 1.410%), 2/24/33	2,760,000	2,602
3.615%, (US SOFR plus 1.846%), 3/15/28	3,155,000	3,151
ING Groep NV
3.869%, (US SOFR plus 1.640%), 3/28/26	2,671,000	2,684
4.017%, (US SOFR plus 1.830%), 3/28/28	2,671,000	2,686
4.252%, (US SOFR plus 2.070%), 3/28/33	1,646,000	1,694
Invitation Homes Operating Partnership LP 4.150%, 4/15/32	2,101,000	2,146
JPMorgan Chase & Co.
1.040%, (US SOFR plus 0.695%), 2/4/27	10,577,000	9,692
1.045%, (US SOFR plus 0.800%), 11/19/26	5,898,000	5,445
1.470%, (US SOFR plus 0.765%), 9/22/27	2,628,000	2,422
1.561%, (US SOFR plus 0.605%), 12/10/25	16,535,000	15,827
2.083%, (US SOFR plus 1.850%), 4/22/26	4,626,000	4,464
2.182%, (US SOFR plus 1.890%), 6/1/28	3,240,000	3,040
2.301%, (US SOFR plus 1.160%), 10/15/25	664,000	650
Lloyds Banking Group PLC
3.511%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.600%), 3/18/26	3,167,000	3,151
3.750%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.800%), 3/18/28	4,187,000	4,175
Mid-America Apartments LP
3.950%, 3/15/29	1,062,000	1,094
4.000%, 11/15/25	1,294,000	1,321
4.300%, 10/15/23	1,084,000	1,102
Mitsubishi UFJ Financial Group, Inc.
0.953%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 0.550%), 7/19/25	6,334,000	6,004
1.538%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 0.750%), 7/20/27	6,256,000	5,742
1.640%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 0.670%), 10/13/27	5,306,000	4,878
2.309%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 0.950%), 7/20/32	3,272,000	2,929
2.341%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 0.830%), 1/19/28	3,037,000	2,868
2.494%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 0.970%), 10/13/32	2,167,000	1,950
2.852%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.100%), 1/19/33	1,957,000	1,824
Morgan Stanley
0.790%, (US SOFR plus 0.525%), 5/30/25	9,478,000	9,004
0.791%, (US SOFR plus 0.509%), 1/22/25	10,486,000	10,066
0.864%, (US SOFR plus 0.745%), 10/21/25	2,103,000	1,980
0.985%, (US SOFR plus 0.720%), 12/10/26	5,380,000	4,934
1.164%, (US SOFR plus 0.560%), 10/21/25	2,717,000	2,581
1.512%, (US SOFR plus 0.858%), 7/20/27	4,113,000	3,781
2.239%, (US SOFR plus 1.178%), 7/21/32	3,138,000	2,781
2.475%, (US SOFR plus 1.000%), 1/21/28	1,050,000	1,001
Morgan Stanley Direct Lending Fund 4.500%, 2/11/27 144A	1,896,000	1,802

Select Bond Portfolio

Corporate Bonds (30.8%)	Shares/ Par +	Value $ (000’s)
Financial continued
Owl Rock Capital Corp. 3.400%, 7/15/26	3,014,000	2,830
Owl Rock Capital Corp. III 3.125%, 4/13/27 144A	3,366,000	2,978
OWL Rock Core Income Corp. 4.700%, 2/8/27 144A	2,395,000	2,303
Prudential Financial, Inc.
5.125%, (US Treasury Yield Curve Rate T Note Constant Maturity 5 year plus 3.162%), 3/1/52	1,063,000	1,075
Realty Income Corp.
2.200%, 6/15/28	1,132,000	1,044
2.850%, 12/15/32	1,531,000	1,446
3.400%, 1/15/28	1,121,000	1,118
Regency Centers LP 2.950%, 9/15/29	2,297,000	2,188
Rexford Industrial Realty, Inc. 2.150%, 9/1/31	1,170,000	1,016
SBL Holdings, LLC 5.000%, 2/18/31 144A	3,661,000	3,529
Spirit Realty LP 3.400%, 1/15/30	747,000	722
Stewart Information Services Corp. 3.600%, 11/15/31	1,423,000	1,295
Store Capital Corp.
2.700%, 12/1/31	733,000	650
2.750%, 11/18/30	1,871,000	1,693
4.500%, 3/15/28	3,989,000	4,089
4.625%, 3/15/29	1,348,000	1,399
Sumitomo Mitsui Financial Group, Inc.
1.402%, 9/17/26	4,264,000	3,890
1.902%, 9/17/28	6,641,000	5,943
Sun Communities Operating LP 2.300%, 11/1/28	1,057,000	958
Trust Fibra Uno 6.390%, 1/15/50 144A	1,319,000	1,331
Wells Fargo & Co. 3.526%, (US SOFR plus 1.510%), 3/24/28	10,979,000	10,957
Westpac Banking Corp. 1.953%, 11/20/28	2,667,000	2,456

Total		440,734

Industrial (1.1%)
The Boeing Co.
2.196%, 2/4/26	4,000,000	3,782
3.250%, 2/1/28	2,264,000	2,181
3.250%, 2/1/35	1,294,000	1,155
3.625%, 2/1/31	2,275,000	2,214
3.750%, 2/1/50	2,313,000	2,060
5.150%, 5/1/30	313,000	334
Canadian Pacific Railway Co.
1.350%, 12/2/24	2,608,000	2,501
1.750%, 12/2/26	509,000	479
3.000%, 12/2/41	836,000	752
Crowley Conro LLC 4.181%, 8/15/43	1,312,068	1,416
GE Capital International Funding Co. Unlimited Co. 4.418%, 11/15/35	761,000	817

Corporate Bonds (30.8%)	Shares/ Par +	Value $ (000’s)
Industrial continued
Howmet Aerospace, Inc. 3.000%, 1/15/29	1,925,000	1,758
John Deere Capital Corp.
2.125%, 3/7/25	1,575,000	1,550
2.350%, 3/8/27	2,625,000	2,552
Northrop Grumman Corp.
3.250%, 8/1/23	3,084,000	3,117
3.250%, 1/15/28	1,903,000	1,903
Union Pacific Corp.
2.400%, 2/5/30	2,070,000	1,959
2.800%, 2/14/32	2,635,000	2,530
3.375%, 2/14/42	1,265,000	1,223
3.500%, 2/14/53	1,792,000	1,753

Total		36,036

Technology (2.5%)
Analog Devices, Inc.
1.700%, 10/1/28	1,585,000	1,462
2.100%, 10/1/31	2,108,000	1,944
Apple, Inc.
1.400%, 8/5/28	4,221,000	3,859
1.700%, 8/5/31	3,165,000	2,839
2.375%, 2/8/41	857,000	747
2.550%, 8/20/60	891,000	730
2.650%, 5/11/50	2,604,000	2,268
2.650%, 2/8/51	1,804,000	1,556
2.700%, 8/5/51	1,048,000	911
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 3.875%, 1/15/27	798,000	803
Broadcom, Inc.
2.450%, 2/15/31 144A	1,844,000	1,645
3.150%, 11/15/25	1,380,000	1,369
3.419%, 4/15/33 144A	5,019,000	4,684
3.469%, 4/15/34 144A	2,356,000	2,182
4.000%, 4/15/29 144A	2,403,000	2,402
4.150%, 11/15/30	2,933,000	2,973
4.150%, 4/15/32 144A	1,578,000	1,575
Dell International LLC / EMC Corp.
3.375%, 12/15/41 144A	2,620,000	2,202
3.450%, 12/15/51 144A	3,143,000	2,553
4.900%, 10/1/26	539,000	565
6.100%, 7/15/27	1,073,000	1,179
HP, Inc.
2.200%, 6/17/25	2,453,000	2,366
4.000%, 4/15/29	3,680,000	3,666
4.200%, 4/15/32	3,680,000	3,667
Intel Corp.
2.450%, 11/15/29	1,050,000	1,001
2.800%, 8/12/41	2,755,000	2,432
3.050%, 8/12/51	421,000	374
3.200%, 8/12/61	857,000	758
KLA-Tencor Corp. 3.300%, 3/1/50	2,505,000	2,360
NXP BV / NXP Funding LLC / NXP USA, Inc.
2.650%, 2/15/32 144A	2,168,000	1,954
3.250%, 5/11/41 144A	1,154,000	1,018
Oracle Corp.
3.650%, 3/25/41	1,094,000	956
4.375%, 5/15/55	643,000	581

Select Bond Portfolio

Corporate Bonds (30.8%)	Shares/ Par +	Value $ (000’s)
Technology continued
Texas Instruments, Inc. 1.125%, 9/15/26	1,057,000	987
VMware, Inc.
0.600%, 8/15/23	5,133,000	4,989
1.000%, 8/15/24	3,666,000	3,495
1.400%, 8/15/26	3,668,000	3,367
1.800%, 8/15/28	2,302,000	2,042
3.900%, 8/21/27	421,000	426
4.700%, 5/15/30	2,119,000	2,241

Total		79,128

Utilities (2.3%)
The AES Corp. 1.375%, 1/15/26	2,275,000	2,092
American Transmission Systems, Inc. 2.650%, 1/15/32 144A	733,000	677
Baltimore Gas & Electric Co. 2.250%, 6/15/31	1,574,000	1,433
CenterPoint Energy Houston Electric LLC 3.600%, 3/1/52	1,157,000	1,159
Consumers Energy Co.
2.500%, 5/1/60	895,000	681
2.650%, 8/15/52	1,159,000	962
DTE Electric Co.
2.950%, 3/1/50	1,838,000	1,620
3.650%, 3/1/52	841,000	850
DTE Energy Co. 1.050%, 6/1/25	1,105,000	1,034
Duke Energy Carolinas LLC
2.550%, 4/15/31	1,067,000	1,001
2.850%, 3/15/32	1,942,000	1,877
3.550%, 3/15/52	1,627,000	1,607
Duke Energy Corp.
2.550%, 6/15/31	3,352,000	3,065
3.500%, 6/15/51	631,000	576
Duke Energy Florida LLC 2.400%, 12/15/31	1,569,000	1,448
Duke Energy Progress LLC 2.500%, 8/15/50	1,585,000	1,287
Entergy Arkansas LLC 2.650%, 6/15/51	1,412,000	1,151
Eversource Energy
1.400%, 8/15/26	886,000	817
2.900%, 3/1/27	2,103,000	2,061
3.375%, 3/1/32	1,053,000	1,030
Exelon Corp.
2.750%, 3/15/27 144A	1,050,000	1,023
4.100%, 3/15/52 144A	735,000	747
Florida Power & Light Co. 2.450%, 2/3/32	3,767,000	3,543
Israel Electric Corp., Ltd. 3.750%, 2/22/32 144A	960,000	920
ITC Holdings Corp. 2.700%, 11/15/22	2,135,000	2,141
Jersey Central Power & Light Co. 2.750%, 3/1/32 144A	1,725,000	1,606
Metropolitan Edison Co. 4.300%, 1/15/29 144A	1,837,000	1,909
MidAmerican Energy Co. 2.700%, 8/1/52	1,364,000	1,166

Corporate Bonds (30.8%)	Shares/ Par +	Value $ (000’s)
Utilities continued
Mississippi Power Co.
3.100%, 7/30/51	1,887,000	1,603
3.950%, 3/30/28	1,882,000	1,912
4.250%, 3/15/42	722,000	723
Northern States Power Co. 3.200%, 4/1/52	1,062,000	999
NSTAR Electric Co. 3.100%, 6/1/51	970,000	875
Oncor Electric Delivery Co. LLC 2.700%, 11/15/51 144A	1,011,000	865
Pacific Gas & Electric Co.
2.100%, 8/1/27	839,000	754
3.950%, 12/1/47	2,386,000	1,974
4.200%, 6/1/41	911,000	792
4.500%, 7/1/40	539,000	491
4.750%, 2/15/44	528,000	478
4.950%, 7/1/50	2,124,000	2,001
PacifiCorp 2.900%, 6/15/52	841,000	735
PECO Energy Co. 2.850%, 9/15/51	1,898,000	1,642
Pennsylvania Electric Co. 3.250%, 3/15/28 144A	1,531,000	1,473
Public Service Company of Oklahoma
2.200%, 8/15/31	1,596,000	1,429
3.150%, 8/15/51	1,062,000	936
Public Service Electric & Gas Co.
1.900%, 8/15/31	2,108,000	1,873
2.050%, 8/1/50	437,000	324
2.700%, 5/1/50	857,000	731
Public Service Enterprise Group, Inc.
1.600%, 8/15/30	1,213,000	1,037
2.450%, 11/15/31	1,350,000	1,226
Sempra Energy 3.700%, 4/1/29	1,577,000	1,585
Southern California Edison Co. 4.125%, 3/1/48	1,181,000	1,162
Southern Co. Gas Capital Corp. 1.750%, 1/15/31	1,660,000	1,419
Trans-Allegheny Interstate Line Co. 3.850%, 6/1/25 144A	744,000	749
Virginia Electric & Power Co.
2.450%, 12/15/50	609,000	487
2.950%, 11/15/51	1,574,000	1,382
WEC Energy Group, Inc. 0.800%, 3/15/24	2,669,000	2,561

Total		73,701

Total Corporate Bonds (Cost: $1,041,723)		978,796

Governments (37.2%)
Governments (37.2%)
Colombia Government International Bond 5.200%, 5/15/49	1,492,000	1,272
Federal Home Loan Mortgage Corp. 0.000%, 12/14/29 PO	4,007,000	3,302
Federal National Mortgage Association 0.000%, 11/15/30 PO	11,778,000	9,535

Select Bond Portfolio

Governments (37.2%)	Shares/ Par +	Value $ (000’s)
Governments continued
Philippine Government International Bond 4.200%, 3/29/47	381,000	398
Republic of Chile
3.500%, 1/31/34	660,000	651
4.340%, 3/7/42	3,272,000	3,359
Republic of Indonesia
3.550%, 3/31/32	1,647,000	1,691
4.300%, 3/31/52	1,360,000	1,423
Republic of Paraguay
3.849%, 6/28/33 144A	1,169,000	1,128
4.950%, 4/28/31 144A	612,000	640
5.400%, 3/30/50 144A	1,869,000	1,892
Republic of Peru
2.392%, 1/23/26	1,157,000	1,123
3.600%, 1/15/72	2,334,000	2,006
United Mexican States
3.500%, 2/12/34	1,686,000	1,567
3.750%, 4/19/71	2,464,000	1,961
4.280%, 8/14/41	4,444,000	4,143
4.500%, 4/22/29	3,291,000	3,470
4.600%, 2/10/48	576,000	548
US Treasury
0.125%, 5/31/22	10,084,000	10,080
0.125%, 9/30/22	16,289,000	16,215
0.125%, 12/31/22	42,449,000	42,038
0.125%, 4/30/23 b	67,932,000	66,733
0.125%, 8/31/23	1,128,000	1,097
0.250%, 5/15/24	31,874,000	30,466
0.250%, 6/15/24	28,465,000	27,148
0.250%, 8/31/25	18,823,000	17,416
0.250%, 9/30/25	49,515,000	45,739
0.250%, 10/31/25	34,529,000	31,835
0.375%, 10/31/23	6,685,000	6,498
0.375%, 4/15/24	23,567,000	22,637
0.375%, 11/30/25 b	68,316,000	63,160
0.375%, 12/31/25	26,935,000	24,872
0.375%, 1/31/26	28,542,000	26,298
0.500%, 8/31/27	25,638,000	23,092
0.500%, 10/31/27	9,266,000	8,318
0.625%, 11/30/27	27,896,000	25,185
0.750%, 11/15/24	8,845,000	8,454
0.750%, 3/31/26	10,161,000	9,476
0.750%, 5/31/26 b	50,687,000	47,143
0.875%, 6/30/26	40,028,000	37,386
1.000%, 7/31/28	15,970,000	14,613
1.125%, 5/15/40	54,471,000	42,921
1.125%, 8/15/40	36,259,000	28,425
1.125%, 1/15/25	4,237,000	4,080
1.250%, 6/30/28	4,693,000	4,366
1.375%, 11/15/40 b	59,347,000	48,518
1.375%, 8/15/50	16,828,000	12,952
1.375%, 2/29/24	3,640,000	3,587
1.375%, 10/31/28	23,190,000	21,679
1.375%, 12/31/28	5,959,000	5,569
1.500%, 9/30/24	1,248,000	1,219
1.500%, 2/15/25	3,845,000	3,737
1.625%, 11/15/50	15,650,000	12,824
1.750%, 8/15/41 b	71,514,000	61,983
1.750%, 3/15/25	7,415,000	7,258
1.750%, 1/31/29	1,966,000	1,882

Governments (37.2%)	Shares/ Par +	Value $ (000’s)
Governments continued
1.875%, 2/15/32 b	47,745,000	45,850
1.875%, 2/15/41	7,769,000	6,918
1.875%, 11/15/51	12,650,000	11,096
1.875%, 2/28/27	6,422,000	6,250
1.875%, 2/28/29	2,015,000	1,945
2.000%, 11/15/41	19,136,000	17,315
2.000%, 8/15/51	25,688,000	23,175
2.125%, 5/15/25	25,935,000	25,619
2.250%, 5/15/41	17,861,000	16,861
2.250%, 2/15/52	9,391,000	9,007
2.250%, 3/31/24	10,666,000	10,651
2.375%, 2/15/42	14,599,000	14,081
2.375%, 3/31/29	13,869,000	13,828
2.500%, 2/15/45	7,522,000	7,326
2.500%, 2/28/26	7,621,000	7,610
2.500%, 3/31/27	33,018,000	33,090
2.750%, 2/15/28	26,464,000	26,873

Total		1,184,503

Total Governments (Cost: $1,253,531)		1,184,503

Municipal Bonds (0.4%)
Municipal Bonds (0.4%)
County of Clark Department of Aviation 6.820%, 7/1/45 RB	1,780,000	2,574
North Texas Tollway Authority, Series 2009-B 6.718%, 1/1/49 RB	1,950,000	2,888
The Ohio State University 4.800%, 6/1/11 RB	1,070,000	1,224
Port Authority of New York & New Jersey 4.458%, 10/1/62 RB	3,110,000	3,455
The University of Texas System 2.439%, 8/15/49 RB	925,000	753

Total Municipal Bonds (Cost: $10,513)		10,894

Structured Products (38.3%)
Asset Backed Securities (7.5%)
AmeriCredit Automobile Receivables Trust, Series 2022-1, Class A3 2.450%, 11/18/26	906,000	895
Avis Budget Rental Car Funding AESOP LLC, Series 2019-3A, Class A 2.360%, 3/20/26 144A	2,229,000	2,167
Avis Budget Rental Car Funding AESOP LLC, Series 2020-1A, Class A 2.330%, 8/20/26 144A	1,707,000	1,656
Avis Budget Rental Car Funding AESOP LLC, Series 2021-2A, Class A 1.660%, 2/20/28 144A	4,820,000	4,466
Capital One Multi-Asset Execution Trust, Series 2021-A2, Class A2 1.390%, 7/15/30	3,405,000	3,112
Capital One Multi-Asset Execution Trust, Series 2022-A1, Class A1 2.800%, 3/15/27	10,433,000	10,431

Select Bond Portfolio

Structured Products (38.3%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
College Avenue Student Loans LLC, Series 2017-A, Class A1
1.837%, (ICE LIBOR USD 1 Month plus 1.650%), 11/26/46 144A	964,553	974
College Avenue Student Loans LLC, Series 2018-A, Class A2 4.130%, 12/26/47 144A	816,822	811
College Avenue Student Loans LLC, Series 2019-A, Class A2 3.280%, 12/28/48 144A	1,570,352	1,539
College Avenue Student Loans LLC, Series 2021-A, Class A2 1.600%, 7/25/51 144A	2,016,828	1,863
Ford Credit Auto Owner Trust, Series 2019-1, Class A 3.520%, 7/15/30 144A	1,158,000	1,171
Ford Credit Auto Owner Trust, Series 2020-2, Class A 1.060%, 4/15/33 144A	1,575,000	1,461
Hertz Vehicle Financing III LLC, Series 2022- 1A, Class A 1.990%, 6/25/26 144A	5,782,000	5,547
Hertz Vehicle Financing III LP, Series 2021-2A, Class A 1.680%, 12/27/27 144A	4,174,000	3,806
Hertz Vehicle Financing LLC, Series 2022-2A, Class A 2.330%, 6/26/28 144A	5,129,000	4,796
Hertz Vehicle Financing LLC, Series 2022-4A, Class A 3.730%, 9/25/26 144A	5,207,000	5,213
Hertz Vehicle Financing LLC, Series 2022-5A, Class A 3.890%, 9/25/28 144A	5,207,000	5,206
Hyundai Auto Receivables Trust, Series 2021- C, Class A4 1.030%, 12/15/27	1,869,000	1,753
Hyundai Auto Receivables Trust, Series 2022- A, Class A3 2.220%, 10/15/26	3,507,000	3,461
Hyundai Auto Receivables Trust, Series 2022- A, Class A4 2.350%, 4/17/28	1,194,000	1,168
Navient Private Education Loan Trust, Series 2014-AA, Class A3
1.997%, (ICE LIBOR USD 1 Month plus 1.600%), 10/15/31 144A	1,539,000	1,551
Navient Private Education Refi Loan Trust, Series 2018-C, Class A2 3.520%, 6/16/42 144A	207,902	209
Navient Private Education Refi Loan Trust, Series 2018-DA, Class A2A 4.000%, 12/15/59 144A	2,501,268	2,553
Navient Private Education Refi Loan Trust, Series 2019-A, Class A2A 3.420%, 1/15/43 144A	2,529,520	2,535
Navient Private Education Refi Loan Trust, Series 2019-C, Class A2 3.130%, 2/15/68 144A	1,907,901	1,896

Structured Products (38.3%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Navient Private Education Refi Loan Trust, Series 2019-D, Class A2A 3.010%, 12/15/59 144A	4,318,987	4,264
Navient Private Education Refi Loan Trust, Series 2020-BA, Class A2 2.120%, 1/15/69 144A	1,561,470	1,532
Navient Private Education Refi Loan Trust, Series 2020-GA, Class A 1.170%, 9/16/69 144A	2,935,514	2,839
Navient Private Education Refi Loan Trust, Series 2021-A, Class A 0.840%, 5/15/69 144A	764,222	730
Navient Private Education Refi Loan Trust, Series 2021-FA, Class A 1.110%, 2/18/70 144A	7,951,776	7,411
Navient Private Education Refi Loan Trust, Series 2022-A, Class A 2.230%, 7/15/70 144A	9,610,000	9,289
Navient Student Loan Trust, Series 2016-AA, Class A2B
2.547%, (ICE LIBOR USD 1 Month plus 2.150%), 12/15/45 144A	754,076	770
Navient Student Loan Trust, Series 2019-BA, Class A2A 3.390%, 12/15/59 144A	3,294,665	3,295
Navient Student Loan Trust, Series 2019-FA, Class A2 2.600%, 8/15/68 144A	2,651,311	2,627
Navient Student Loan Trust, Series 2019-GA, Class A 2.400%, 10/15/68 144A	1,296,068	1,288
Navient Student Loan Trust, Series 2020-EA, Class A 1.690%, 5/15/69 144A	150,644	145
Navient Student Loan Trust, Series 2020-HA, Class A 1.310%, 1/15/69 144A	1,617,111	1,566
Navient Student Loan Trust, Series 2020-IA, Class A1A 1.330%, 4/15/69 144A	6,592,823	6,184
Navient Student Loan Trust, Series 2021-3A, Class A1A 1.770%, 8/25/70 144A	4,068,214	3,826
Navient Student Loan Trust, Series 2021-BA, Class A 0.940%, 7/15/69 144A	1,100,037	1,038
Navient Student Loan Trust, Series 2021-CA, Class A 1.060%, 10/15/69 144A	4,234,612	4,026
Navient Student Loan Trust, Series 2021-EA, Class A 0.970%, 12/16/69 144A	6,904,188	6,499
Navient Student Loan Trust, Series 2021-GA, Class A 1.580%, 4/15/70 144A	2,464,288	2,338
Nelnet Student Loan Trust, Series 2004-3, Class A5
0.438%, (ICE LIBOR USD 3 Month plus 0.180%), 10/27/36	520,785	510

Select Bond Portfolio

Structured Products (38.3%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Nelnet Student Loan Trust, Series 2004-4, Class A5
0.418%, (ICE LIBOR USD 3 Month plus 0.160%), 1/25/37	2,612,513	2,604
Nelnet Student Loan Trust, Series 2005-1, Class A5
0.368%, (ICE LIBOR USD 3 Month plus 0.110%), 10/25/33	7,765,470	7,737
Nelnet Student Loan Trust, Series 2005-2, Class A5
0.314%, (ICE LIBOR USD 3 Month plus 0.100%), 3/23/37	7,507,803	7,337
Nelnet Student Loan Trust, Series 2005-3, Class A5
1.054%, (ICE LIBOR USD 3 Month plus 0.120%), 12/24/35	5,766,889	5,747
Nelnet Student Loan Trust, Series 2005-4, Class A4
0.394%, (ICE LIBOR USD 3 Month plus 0.180%), 3/22/32	1,000,173	964
Santander Drive Auto Receivables Trust, Series 2020-4, Class A3 0.480%, 7/15/24	230,458	230
Santander Drive Auto Receivables Trust, Series 2022-2, Class A3 2.980%, 10/15/26	6,587,000	6,572
SLM Student Loan Trust, Series 2003-1, Class A5C
1.576%, (ICE LIBOR USD 3 Month plus 0.750%), 12/15/32 144A	1,189,534	1,159
SLM Student Loan Trust, Series 2007-2, Class A4
0.318%, (ICE LIBOR USD 3 Month plus 0.060%), 7/25/22	7,828,230	7,713
SMB Private Education Loan Trust, Series 2016-B, Class A2A 2.430%, 2/17/32 144A	1,031,108	1,013
SMB Private Education Loan Trust, Series 2016-B, Class A2B
1.847%, (ICE LIBOR USD 1 Month plus 1.450%), 2/17/32 144A	968,065	969
SMB Private Education Loan Trust, Series 2016-C, Class A2B
1.497%, (ICE LIBOR USD 1 Month plus 1.100%), 9/15/34 144A	1,060,310	1,065
SMB Private Education Loan Trust, Series 2018-C, Class A2A 3.630%, 11/15/35 144A	1,327,445	1,334
SMB Private Education Loan Trust, Series 2019-A, Class A2A 3.440%, 7/15/36 144A	5,508,534	5,516
SMB Private Education Loan Trust, Series 2020-BA, Class A1A 1.290%, 7/15/53 144A	3,575,866	3,402
SMB Private Education Loan Trust, Series 2020-PTA, Class A2A 1.600%, 9/15/54 144A	3,570,341	3,417
SMB Private Education Loan Trust, Series 2021-A, Class APT1 1.070%, 1/15/53 144A	8,397,831	7,722

Structured Products (38.3%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
SMB Private Education Loan Trust, Series 2021-BA, Class 144A 1.310%, 7/17/51 144A	4,488,556	4,267
SMB Private Education Loan Trust, Series 2021-C, Class A2
1.197%, (ICE LIBOR USD 1 Month plus 0.800%), 1/15/53 144A	4,242,000	4,231
SMB Private Education Loan Trust, Series 2021-D, Class A1A 1.340%, 3/17/53 144A	6,932,213	6,577
SMB Private Education Loan Trust, Series 2021-E, Class A1A 1.680%, 2/15/51 144A	4,788,559	4,583
SMB Private Education Loan Trust, Series 2022-A, Class APT 2.850%, 11/16/54 144A	3,214,000	3,105
SMB Private Education Loan Trust, Series 2020-PTB, Class A2A 1.600%, 9/15/54 144A	10,343,370	9,785
SoFi Professional Loan Program LLC, Series 2016-D, Class A1
1.137%, (ICE LIBOR USD 1 Month plus 0.950%), 1/25/39 144A	72,396	72
SoFi Professional Loan Program LLC, Series 2016-E, Class A1
1.037%, (ICE LIBOR USD 1 Month plus 0.850%), 7/25/39 144A	57,977	58
SoFi Professional Loan Program LLC, Series 2017-A, Class A1
0.887%, (ICE LIBOR USD 1 Month plus 0.700%), 3/26/40 144A	105,003	105
SoFi Professional Loan Program LLC, Series 2017-D, Class A2FX 2.650%, 9/25/40 144A	88,650	88
SoFi Professional Loan Program LLC, Series 2017-E, Class A2B 2.720%, 11/26/40 144A	1,100,429	1,102
SoFi Professional Loan Program LLC, Series 2020-C, Class AFX 1.950%, 2/15/46 144A	2,327,457	2,280
SoFi Professional Loan Program LLC, Series 2021-A, Class AFX 1.030%, 8/17/43 144A	1,290,011	1,204
SoFi Professional Loan Program LLC, Series 2021-B, Class AFX 1.140%, 2/15/47 144A	2,854,274	2,656
Toyota Auto Loan Extended Note Trust, Series 2021-1A, Class A 1.070%, 2/27/34 144A	1,735,000	1,611
Triton Container Finance VIII LLC, Series 2020-1A, Class A 2.110%, 9/20/45 144A	1,484,995	1,369
Verizon Owner Trust, Series 2022-2, Class A 1.530%, 7/20/28	2,007,000	1,931

Total		239,942

Mortgage Securities (30.8%)
3650R Commercial Mortgage Trust, Series 2021-PF1, Class A5 2.522%, 11/15/54	1,584,000	1,478

Select Bond Portfolio

Structured Products (38.3%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Angel Oak Mortgage Trust, Series 2019-2, Class A1 3.628%, (AFC), 3/25/49 144A	153,146	153
Angel Oak Mortgage Trust, Series 2020-2, Class A1A 2.531%, (AFC), 1/26/65 144A	1,192,357	1,187
Angel Oak Mortgage Trust, Series 2020-5, Class A1 1.373%, (AFC), 5/25/65 144A	443,023	435
Angel Oak Mortgage Trust, Series 2021-6, Class A1 1.458%, (AFC), 9/25/66 144A	1,961,866	1,855
BANK, Series 2022-BNK40, Class A4 3.507%, 3/17/64	960,000	967
Barclays Commercial Mortgage Securities LLC, Series 2018-C2, Class ASB 4.236%, 12/15/51	729,000	757
Barclays Commercial Mortgage Securities LLC, Series 2019-C3, Class A3 3.319%, 5/15/52	363,000	360
BBCMS Mortgage Trust, Series 2022-C15, Class A5 3.662%, (AFC), 4/15/55	1,351,000	1,383
Benchmark Mortgage Trust, Series 2022-B34, Class A5 3.786%, 4/15/55	1,557,000	1,611
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A1 2.879%, (AFC), 7/25/49 144A ∑	1,574,389	1,563
Bunker Hill Loan Depositary Trust, Series 2019-3, Class A1 2.724%, (AFC), 11/25/59 144A ∑	1,001,353	992
BX Commercial Mortgage Trust, Series 2021- VOLT, Class A
1.097%, (ICE LIBOR USD 1 Month plus 0.700%), 9/15/36 144A	6,842,000	6,666
BX Trust, Series 2021-XL2, Class A
1.086%, (ICE LIBOR USD 1 Month plus 0.689%), 10/15/38 144A	3,317,301	3,247
CFCRE Commercial Mortgage Trust, Series 2017-C8, Class ASB 3.367%, 6/15/50	1,013,000	1,017
Citigroup Mortgage Loan Trust, Series 2005-1, Class 3A1 6.500%, 4/25/35	87,189	89
COLT Funding LLC, Series 2021-2, Class A1 0.924%, (AFC), 8/25/66 144A	2,525,758	2,336
COLT Funding LLC, Series 2021-4, Class A1 1.397%, (AFC), 10/25/66 144A	2,709,909	2,551
COMM Mortgage Trust, Series 2012-CR3, Class A3 2.822%, 10/15/45	1,244,678	1,244
COMM Mortgage Trust, Series 2013-CR10, Class A4 4.210%, (AFC), 8/10/46	52,000	53
COMM Mortgage Trust, Series 2013-CR11, Class A4 4.258%, 8/10/50	6,080,000	6,186
COMM Mortgage Trust, Series 2013-CR6, Class A4 3.101%, 3/10/46	4,482,000	4,489

Structured Products (38.3%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
COMM Mortgage Trust, Series 2014-UBS4, Class A4 3.420%, 8/10/47	2,348,000	2,329
COMM Mortgage Trust, Series 2015-LC19, Class A3 2.922%, 2/10/48	3,318,777	3,286
COMM Mortgage Trust, Series 2015-LC23, Class A3 3.521%, 10/10/48	1,230,000	1,230
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A4 3.504%, 6/15/57	1,424,000	1,424
CSAIL Commercial Mortgage Trust, Series 2021-C20, Class A3 2.805%, 3/17/54	793,000	752
EQUS Mortgage Trust, Series 2021-EQAZ, Class A
1.152%, (ICE LIBOR USD 1 Month plus 0.755%), 10/15/38 144A	2,684,000	2,628
Federal Home Loan Bank
2.000%, 11/1/41	3,269,424	3,068
2.000%, 12/1/41	1,389,364	1,304
2.000%, 1/1/42	1,396,079	1,310
2.000%, 2/1/42	5,545,481	5,198
2.500%, 2/1/52	782,656	749
2.500%, 3/1/52	2,591,000	2,476
3.000%, 12/1/51	9,480,682	9,425
3.000%, 3/1/52	4,874,000	4,795
3.000%, 4/1/52	6,758,000	6,620
Federal Home Loan Mortgage Corp.
2.500%, 1/1/36	8,329,361	8,265
2.500%, 8/1/51	1,152,706	1,102
2.500%, 9/1/51	7,588,765	7,284
2.500%, 1/1/52	7,346,810	7,019
2.808%, (ICE LIBOR USD 12 Month plus 1.641%), 5/1/49	1,278,414	1,289
3.000%, 8/1/51	550,207	539
3.000%, 9/1/51	1,297,115	1,271
3.000%, 11/1/51	769,438	754
4.000%, 1/1/35	60,667	63
4.000%, 1/1/36	119,714	125
4.000%, 10/1/36	579,819	604
4.000%, 3/1/37	301,936	316
4.000%, 8/1/38	2,523,688	2,612
4.000%, 7/1/49	4,857,153	5,058
4.500%, 6/1/39	97,323	102
4.500%, 7/1/39	125,661	133
5.000%, 5/1/48	2,275,782	2,445
5.000%, 3/1/49	4,627,078	4,968
Federal Home Loan Mortgage Corp., Series 2012-264, Class 30 3.000%, 7/15/42	3,327,012	3,281
Federal Home Loan Mortgage Corp., Series 2017-4742, Class PA 3.000%, 10/15/47	2,622,700	2,595
Federal Home Loan Mortgage Corp., Series 2018-4767, Class KA 3.000%, 3/15/48	1,222,201	1,213
Federal Home Loan Mortgage Corp., Series 2439, Class LH 6.000%, 4/15/32	189,054	203

Select Bond Portfolio

Structured Products (38.3%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Federal Home Loan Mortgage Corp., Series 4205, Class PA 1.750%, 5/15/43	1,058,988	1,008
Federal Home Loan Mortgage Corp., Series 4426, Class QC 1.750%, 7/15/37	1,788,439	1,726
Federal Home Loan Mortgage Corp., Series 4705, Class A 4.500%, 9/15/42	112,706	113
Federal Home Loan Mortgage Corp., Series 4763, Class CA 3.000%, 9/15/38	517,919	514
Federal Home Loan Mortgage Corp., Series 4880, Class DA 3.000%, 5/15/50	2,306,176	2,297
Federal Home Loan Mortgage Corp., Series 4897, Class F
0.747%, (ICE LIBOR USD 1 Month plus 0.350%), 12/15/48	282,162	282
Federal Home Loan Mortgage Corp., Series 5091, Class AB 1.500%, 3/25/51	4,334,932	4,057
Federal Home Loan Mortgage Corp., Series 5119, Class AB 1.500%, 8/25/49	2,006,463	1,855
Federal National Mortgage Association
1.500%, 10/1/41	9,611,275	8,711
1.500%, 11/1/41	19,274,362	17,469
2.000%, 2/1/42	10,229,014	9,559
2.000%, 10/1/51	27,233,117	25,310
2.000%, 3/1/52	4,415,931	4,114
2.030%, (ICE LIBOR USD 12 Month plus 1.579%), 6/1/45	1,038,967	1,069
2.392%, (ICE LIBOR USD 12 Month plus 1.584%), 1/1/46	3,108,768	3,196
2.500%, 12/1/35	7,953,249	7,891
2.500%, 2/1/36	5,813,132	5,754
2.500%, 3/1/36	11,845,263	11,749
2.500%, 4/1/36	1,736,138	1,723
2.500%, 5/1/36	10,328,311	10,234
2.500%, 6/1/36	5,720,471	5,676
2.500%, 4/1/42	2,470,000	2,381
2.500%, 8/1/50	18,809,855	18,027
2.500%, 10/1/50	4,417,376	4,234
2.500%, 6/1/51	3,059,010	2,929
2.500%, 9/1/51	3,468,017	3,320
2.500%, 12/1/51	18,859,694	18,046
2.500%, 3/1/52	3,185,000	3,049
3.000%, 1/1/43	2,799,712	2,806
3.000%, 11/1/50	8,190,604	8,100
3.000%, 6/1/51	7,443,749	7,384
3.000%, 8/1/51	7,557,546	7,513
3.000%, 9/1/51	1,051,872	1,030
3.000%, 1/1/52	10,926,000	10,700
3.000%, 4/1/52	28,500,000	27,957
3.000%, 12/1/54	13,563,092	13,484
3.000%, 2/1/55	1,409,181	1,403
3.000%, 7/1/60	30,134,767	29,925
3.500%, 4/1/50	4,152,776	4,247
3.500%, 7/1/50	5,308,126	5,435
3.500%, 1/1/52	4,507,457	4,620

Structured Products (38.3%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
3.500%, 2/1/52	4,558,712	4,672
3.500%, 3/1/52	26,589,078	27,100
4.000%, 9/1/33	902,713	934
4.000%, 12/1/36	112,962	117
4.000%, 10/1/37	667,148	691
4.000%, 6/1/38	1,522,233	1,574
4.000%, 9/1/45	584,325	611
4.000%, 1/1/46	2,925,022	3,058
4.000%, 2/1/47	1,613,541	1,676
4.000%, 4/1/47	795,815	829
4.000%, 10/1/47	544,487	568
4.000%, 7/1/48	9,094,847	9,469
4.000%, 12/1/48	1,444,911	1,509
4.000%, 2/1/49	2,537,626	2,636
4.000%, 5/1/49	1,449,520	1,507
4.000%, 12/1/49	1,405,764	1,458
4.000%, 8/1/59	1,899,198	2,015
4.500%, 5/1/34	39,134	42
4.500%, 6/1/41	95,778	102
4.500%, 3/1/43	1,344,982	1,436
4.500%, 10/1/45	2,073,851	2,215
4.500%, 2/1/46	68,987	73
4.500%, 7/1/48	2,322,785	2,472
4.500%, 8/1/48	3,167,184	3,346
4.500%, 10/1/48	2,703,740	2,854
4.500%, 11/1/48	1,053,309	1,118
4.500%, 1/1/49	4,994,084	5,276
4.500%, 2/1/49	2,526,451	2,662
4.500%, 6/1/49	2,082,040	2,198
4.500%, 7/1/49	2,230,826	2,357
4.500%, 8/1/49	1,876,708	1,975
5.000%, 7/1/44	130,126	140
5.000%, 10/1/48	463,252	497
5.000%, 12/1/48	1,462,230	1,562
5.000%, 8/1/49	22,378,872	24,156
5.000%, 11/1/49	2,068,951	2,205
5.500%, 12/1/48	1,713,740	1,866
5.500%, 6/1/49	4,638,104	5,060
Federal National Mortgage Association Stripped, Series 414, Class A35 3.500%, 10/25/42 PO	2,842,610	2,931
Federal National Mortgage Association, Series 2012-151, Class NX 1.500%, 1/25/43	1,209,563	1,127
Federal National Mortgage Association, Series 2013-11, Class AP 1.500%, 1/25/43	4,279,871	4,043
Federal National Mortgage Association, Series 2013-43, Class BP 1.750%, 5/25/43	1,401,965	1,333
Federal National Mortgage Association, Series 2014-73, Class MA 2.500%, 11/25/44	849,194	814
Federal National Mortgage Association, Series 2015-84, Class PA 1.700%, 8/25/33	5,059,450	4,886
Federal National Mortgage Association, Series 2016-48, Class MA 2.000%, 6/25/38	4,965,681	4,807

Select Bond Portfolio

Structured Products (38.3%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Federal National Mortgage Association, Series 2016-57, Class PC 1.750%, 6/25/46	9,525,663	8,804
Federal National Mortgage Association, Series 2017-13, Class PA 3.000%, 8/25/46	1,526,222	1,511
Federal National Mortgage Association, Series 2017-M7, Class A2 2.961%, (AFC), 2/25/27	1,048,496	1,046
Federal National Mortgage Association, Series 2018-14, Class KC 3.000%, 3/25/48	2,971,635	2,946
Federal National Mortgage Association, Series 2018-15, Class AB 3.000%, 3/25/48	639,699	639
Federal National Mortgage Association, Series 2018-8, Class KL 2.500%, 3/25/47	1,567,233	1,510
Federal National Mortgage Association, Series 2019-15, Class AB 3.500%, 5/25/53	4,276,178	4,377
Federal National Mortgage Association, Series 2019-25, Class PA 3.000%, 5/25/48	3,289,305	3,284
Federal National Mortgage Association, Series 2019-35, Class A 3.000%, 7/25/49	1,198,487	1,168
Federal National Mortgage Association, Series 2020-48, Class AB 2.000%, 7/25/50	1,800,757	1,728
Federal National Mortgage Association, Series 2020-48, Class DA 2.000%, 7/25/50	5,274,663	5,047
Federal National Mortgage Association, Series 2021-27, Class EC 1.500%, 5/25/51	7,138,518	6,641
Federal National Mortgage Association, Series 2021-78, Class ND 1.500%, 11/25/51	4,192,950	3,966
Federal National Mortgage Association, Series 2022-M3, Class A2 1.764%, (CSTR), 11/25/31	2,480,000	2,233
Freddie Mac, Series 5217, Class CD 2.500%, 7/25/49 Æ	2,702,000	2,669
Government National Mortgage Association
3.000%, 2/20/52	22,618,783	22,391
3.500%, 1/20/48	1,473,393	1,491
3.500%, 4/21/52	10,600,000	10,658
4.000%, 6/20/47	10,758,061	11,084
4.000%, 3/20/48	382,682	392
4.000%, 4/20/48	1,411,311	1,446
4.000%, 5/20/49	562,032	579
4.000%, 6/20/49	1,503,505	1,546
4.000%, 7/20/49	1,363,921	1,422
4.500%, 8/15/47	233,839	251
4.500%, 6/20/48	1,913,710	2,000
4.500%, 2/20/49	1,918,852	2,037
4.500%, 3/20/49	194,451	205
4.500%, 4/20/49	177,636	185
4.500%, 5/20/49	716,339	746
5.000%, 12/20/39	69,846	75

Structured Products (38.3%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
5.000%, 3/20/48	3,141,250	3,356
5.000%, 5/20/48	1,500,421	1,585
5.000%, 6/20/48	4,548,282	4,778
5.000%, 7/20/48	985,724	1,037
5.000%, 8/20/48	1,519,399	1,601
5.000%, 12/20/48	1,018,084	1,069
5.000%, 1/20/49	1,843,583	1,949
5.000%, 2/20/49	125,118	134
5.000%, 3/20/49	451,154	484
Government National Mortgage Association TBA
2.500%, 4/21/52	22,200,000	21,531
3.000%, 4/21/52	9,000,000	8,894
3.500%, 5/1/47	12,700,000	12,730
Government National Mortgage Association, Series 2012-141, Class WA 4.529%, 11/16/41	503,843	525
Government National Mortgage Association, Series 2017-167, Class BQ 2.500%, 8/20/44	1,596,632	1,573
Government National Mortgage Association, Series 2018-11, Class PC 2.750%, 12/20/47	1,889,829	1,867
Government National Mortgage Association, Series 2019-132, Class NA 3.500%, 9/20/49	1,508,701	1,515
Government National Mortgage Association, Series 2019-31, Class JC 3.500%, 3/20/49	1,015,391	1,023
Government National Mortgage Association, Series 2021-23, Class MG 1.500%, 2/20/51	4,856,113	4,604
GS Mortgage Securities Trust, Series 2013- GC14, Class A5 4.243%, 8/10/46	1,372,000	1,393
GS Mortgage Securities Trust, Series 2014- GC18, Class A4 4.074%, 1/10/47	3,116,000	3,156
GS Mortgage Securities Trust, Series 2020- GSA2, Class A4 1.721%, 12/12/53	2,620,000	2,313
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust, Series 2010-1, Class A1 5.314%, 1/25/51 144A	2,495,096	2,487
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A4 4.166%, 12/15/46	2,999,000	3,037
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A3 3.392%, 12/15/49	674,000	667
JPMBB Commercial Mortgage Securities Trust, Series 2013-C12, Class A5 3.663%, 7/15/45	1,997,000	2,012
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class A4 4.198%, 1/15/47	695,000	706
JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class A4 3.669%, 9/15/47	907,854	910

Select Bond Portfolio

Structured Products (38.3%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A3 2.912%, 10/15/48	5,537,242	5,455
MASTR Asset Securitization Trust, Series 2003-12, Class 1A1 5.250%, 12/25/24	38,879	39
MED Trust, Series 2021-MDLN, Class A 1.347%, (ICE LIBOR USD 1 Month plus 0.950%), 11/15/38 144A	4,333,000	4,258
Mello Warehouse Securitization Trust, Series 2020-2, Class A
0.987%, (ICE LIBOR USD 1 Month plus 0.800%), 11/25/53 144A	868,000	866
Mello Warehouse Securitization Trust, Series 2021-1, Class A
0.887%, (ICE LIBOR USD 1 Month plus 0.700%), 2/25/55 144A	941,000	934
Mello Warehouse Securitization Trust, Series 2021-2, Class A
0.937%, (ICE LIBOR USD 1 Month plus 0.750%), 4/25/55 144A	2,577,000	2,564
MFRA Trust, Series 2021-NQM2, Class A1 1.029%, (AFC), 11/25/64 144A	1,266,282	1,198
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class A4 3.176%, 8/15/45	310,788	311
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class A4 3.249%, 2/15/48	499,000	497
Morgan Stanley Capital I Trust, Series 2020- HR8, Class A3 1.790%, 7/15/53	1,911,000	1,699
Morgan Stanley Capital I Trust, Series 2022- L8, Class A5 3.795%, 3/15/32 Æ	1,037,000	1,059
New Residential Mortgage Loan Trust, Series 2019-NQM4, Class A1 2.492%, (AFC), 9/25/59 144A	557,319	554
NewRez Warehouse Securitization Trust, Series 2021-1, Class A
0.937%, (ICE LIBOR USD 1 Month plus 0.750%), 5/25/55 144A	6,429,000	6,391
Residential Funding Mortgage Securities I, Series 2003-S18, Class A1 4.500%, 10/25/25	2,120	1
Starvest Emerging Markets CBO I, Series 2020-INV1, Class A1 1.027%, (AFC), 11/25/55 144A	917,447	896
Starwood Mortgage Residential Trust, Series 2020-1, Class A1 2.275%, (AFC), 2/25/50 144A	584,959	581
Starwood Mortgage Residential Trust, Series 2020-3, Class A1 1.486%, (AFC), 4/25/65 144A	1,088,643	1,073
Starwood Mortgage Residential Trust, Series 2021-1, Class A1 1.219%, (AFC), 5/25/65 144A	1,255,998	1,230
Starwood Mortgage Residential Trust, Series 2021-4, Class A1 1.162%, (AFC), 8/25/56 144A	2,742,526	2,629

Structured Products (38.3%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A4 2.791%, 12/10/45	2,097,000	2,097
Uniform Mortgage Backed Security TBA
2.000%, 4/13/52	400,000	371
2.500%, 4/13/52	17,600,000	16,792
3.000%, 5/1/32	2,700,000	2,710
3.000%, 4/1/47	37,600,000	36,777
3.000%, 5/12/52	48,400,000	47,231
3.500%, 4/13/52	1,600,000	1,603
3.500%, 6/13/52	34,600,000	34,451
Verus Securitization Trust, Series 2019-3, Class A1 2.784%, (AFC), 7/25/59 144A ∑	826,426	827
Verus Securitization Trust, Series 2019-4, Class A1 2.642%, (AFC), 11/25/59 144A ∑	1,139,716	1,138
Verus Securitization Trust, Series 2019-INV2, Class A1 2.913%, (AFC), 7/25/59 144A	692,909	693
Verus Securitization Trust, Series 2019-INV3, Class A1 2.692%, (AFC), 11/25/59 144A	526,902	526
Verus Securitization Trust, Series 2020-1, Class A1 2.417%, (AFC), 1/25/60 144A	233,845	233
Verus Securitization Trust, Series 2020-2, Class A1 2.226%, (AFC), 5/25/60 144A	1,080,805	1,073
Verus Securitization Trust, Series 2020-5, Class A1 1.218%, (AFC), 5/25/65 144A ∑	439,013	428
Verus Securitization Trust, Series 2021-1, Class A1 0.815%, (AFC), 1/25/66 144A	1,448,949	1,403
Verus Securitization Trust, Series 2021-2, Class A1 1.031%, (AFC), 2/25/66 144A	2,779,727	2,676
Verus Securitization Trust, Series 2021-3, Class A1 1.046%, (AFC), 6/25/66 144A	1,986,026	1,885
Verus Securitization Trust, Series 2021-4, Class A1 0.938%, (AFC), 7/25/66 144A	2,285,674	2,145
Verus Securitization Trust, Series 2021-5, Class A1 1.013%, (AFC), 9/25/66 144A	8,711,097	8,019
Verus Securitization Trust, Series 2021-7, Class A1 1.829%, (AFC), 10/25/66 144A	3,456,124	3,265
Verus Securitization Trust, Series 2021-8, Class A1 1.824%, (AFC), 11/25/66 144A	2,549,803	2,440
Verus Securitization Trust, Series 2021-R1, Class A1 0.820%, (AFC), 10/25/63 144A	1,550,131	1,512
Verus Securitization Trust, Series 2021-R3, Class A1 1.020%, (AFC), 5/25/64 144A	1,514,131	1,482

Select Bond Portfolio

Structured Products (38.3%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Visio Trust, Series 2020-1R, Class A1 1.312%, 11/25/55 144A	1,066,671	1,040

Total		979,393

Total Structured Products (Cost: $1,253,591)		1,219,335

Short-Term Investments (3.2%)
Money Market Funds (3.2%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.250%#	101,868,757	101,869

Total		101,869

Total Short-Term Investments (Cost: $101,869)		101,869

Total Investments (109.9%) (Cost: $3,661,227)@		3,495,397

Other Assets, Less Liabilities (-9.9%)		(314,137)

Net Assets (100.0%)		3,181,260

+	All par is stated in U.S. Dollar unless otherwise noted.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022 the value of these securities (in thousands) was $465,347 representing 14.7% of the net assets.

b

Cash or securities with an aggregate value of $333,387 (in thousands) has been pledged as collateral for futures, swap contracts outstanding, short sales, when issued securities or written options on 3/31/2022.

∑	Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
Æ	Security valued using significant unobservable inputs.
#	7-Day yield as of 3/31/2022.
@

At March 31, 2022, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $3,661,227 and the net unrealized depreciation of investments based on that cost was $165,830 which is comprised of $4,197 aggregate gross unrealized appreciation and $170,027 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Select Bond Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2022.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)

Assets:
Municipal Bonds	$—	$10,894	$—
Corporate Bonds	—	978,796	—
Governments	—	1,184,503	—
Structured Products
Mortgage Securities	—	975,665	3,728
All Others	—	239,942	—
Short-Term Investments	101,869	—	—

Total Assets:	$101,869	$3,389,800	$3,728

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended March 31, 2022.

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand